Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets

15. Other non-current assets

Other non-current assets consisted of non-current restricted cash, financial assets held at fair value through profit or loss and other non-current assets.

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Non-current restricted cash	€1,425	€1,482	€1,418
Financial assets held at fair value through profit or loss	—	8,951	11,275
Other non-current assets	1,048	910	1,399
Total other non-current assets	€2,473	€11,343	€14,091

Restricted cash on December 31, 2021 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €1.0 million and €0.4 million respectively.

Restricted cash on December 31, 2020 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €1.0 million and €0.5 million respectively.

Financial assets held at fair value through profit or loss on December 31, 2020 consisted of equity instruments of both listed and non-listed companies. During 2021 all equity instruments of the listed companies were sold. We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities. These instruments are designated as financial assets held at fair value through profit or loss. The fair value of the equity instrument of the listed company was determined by reference to the closing price of such securities on Euronext at each reporting date (classified as level 1 in the fair value hierarchy). The fair value of the equity instrument in the non-listed company which was originally determined mainly by reference to the initial transaction price (classified as level 3 in the fair value hierarchy) has been reduced to nil at December 31, 2021.

Fair value changes on financial assets with fair value through profit or loss are recognized directly in profit or loss, in other financial income/other financial expenses.

The table below illustrates these financial assets held at fair value through profit or loss as at December 31, 2021, 2020 and 2019.

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Costs at January 1,	€3,910	€4,736	€4,818
Acquisitions of the year	12	1,994	—
Disposals of the year	(1,928)	(2,820)	(82)
Costs at December 31,	1,994	3,910	4,736
Fair value adjustment at January 1,	5,042	6,539	1,182
Cancellation of fair value adjustment following disposal	(2,116)	(3,894)	2
Fair value adjustment of the year	(4,920)	2,397	5,355
Fair value adjustment at December 31,	(1,994)	5,042	6,539
Net book value at December 31,	€—	€8,951	€11,275